Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares
Accounts receivable, net	$ 7,839,956	¥ 50,552,034		¥ 48,150,046
Prepaid expenses and other current assets	1,850,534	11,932,244		24,505,249
Long-term investments	7,860,708	50,685,846		35,729,848
Property and equipment, net	8,875,578	57,229,727		62,720,375
Other assets	1,648,689	10,630,745		11,887,740
Accrued expenses and other payables	8,954,657	57,739,627		54,415,425
Deferred revenues	$ 2,576,328	¥ 16,612,164		¥ 21,742,735
Common shares, Par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Common shares, authorized shares | shares	500,000,000	500,000,000		500,000,000
Common shares, Issued shares | shares	46,439,706	46,439,706		46,490,940
Common shares, Outstanding shares | shares	45,734,348	45,734,348		45,460,582
Treasury shares, number of common shares | shares	585,358	585,358		585,358
VIE
Cash and cash equivalents				¥ 18,397,974
Accounts receivable, net				23,145,899
Prepaid expenses and other current assets				5,228,560
Long-term investments				35,729,848
Property and equipment, net				562,021
Other assets				8,171,895
Accrued expenses and other payables				15,011,489
Deferred revenues				¥ 731,490